Information on how numbers were calculated (Details 8) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Information On How Numbers Were Calculated Details 8Abstract
Deposits held in U.S. dollars)	€ 32,919	€ 81,229
Deposits held in euro	0	38,876
Short-term deposits	32,919	120,105
Money held in euro	21,720	2,842
Money held in U.S. dollars	748	335
Deposits held at banks	22,468	3,177
Cash and cash equivalents	€ 55,386	€ 123,282	€ 29,117	€ 3,302